Label	Element	Value
US Vegan Climate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	US Vegan Climate ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
US Vegan Climate ETF (VEGN)
(the “Fund”)

November 22, 2022

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated November 30, 2021

Effective on or about November 30, 2022, the Fund will transfer its primary listing to the Cboe BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be changed to refer to the Cboe BZX Exchange, Inc.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
US Vegan Climate ETF | US Vegan Climate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VEGN